Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Bank's VaR by type of Risks (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Interest Rate Risk [line items]
Interest rate risk	$ 186,147	$ 64,212
Currency exchange rate risk	79,837	50,338
Price risk	$ 29,492	$ 33,028